MMP-Q1

Quarterly Report
June 30, 2025
MFS®  Mississippi
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
Airport Revenue – 1.4%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$60,000	$53,046
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	55,000	47,251
New York Transportation Development Corp., Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	230,000	230,235
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	475,000	466,234
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	45,069
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	35,001
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	59,608
		$936,444
General Obligations - General Purpose – 14.0%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$201,435
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	41,212	43,471
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	40,029	43,176
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	37,958	37,033
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	66,803	64,321
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	29,283	27,899
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	39,814	35,382
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	128,406	109,712
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	48,848	33,770
Mississippi Development Bank Special Obligation (Desoto County, Mississippi Convention Center General Obligation Bond Project), 5%, 3/01/2045	1,000,000	1,022,850
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,100,493
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2045	500,000	451,845
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 5.25%, 2/01/2049	750,000	760,293
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	501,846
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	402,563
Mississippi Development Bank Special Obligation (Olive Branch Public Improvement), 4%, 6/01/2044	750,000	690,687
Mississippi Development Bank Special Obligation (Tupelo Public Improvement), 4%, 9/01/2044	275,000	253,067
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,002,712
Pearl, MS, General Obligation Public Improvement, BAM, 4.75%, 9/01/2038	275,000	285,037
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	157,122
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	65,000	66,348
State of Mississippi, “A”, 5%, 11/01/2036 (Prerefunded 11/01/2026)	1,000,000	1,030,893
State of Mississippi, “B”, 3%, 10/01/2035	770,000	699,304
		$9,021,259
General Obligations - Schools – 12.5%
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	$700,000	$499,447
Madison County, MS, Certificate of Participation (Canton Public School District Lease Purchase Project), BAM, 5.25%, 1/01/2045	350,000	365,095
Mississippi Development Bank Special Obligation (Columbus Municipal School District General Obligation Project), BAM, 5.25%, 5/01/2047	500,000	508,587
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,033,814
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2038	460,000	474,002
Mississippi Development Bank Special Obligation (Lamar County School District General Obligation Project), 5%, 6/01/2050	500,000	499,085
Mississippi Development Bank Special Obligation (Meridian Public School District General Obligation Project), BAM, 4.125%, 4/01/2043	1,000,000	927,225
Mississippi Development Bank Special Obligation (Oxford School District), 4%, 4/01/2044	350,000	322,466
Mississippi Development Bank Special Obligation (Petal School District), AGM, 5%, 5/01/2049	1,000,000	1,015,924
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	696,828
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	715,090
Sunflower County, MI, Consolidated School District, General Obligation, BAM, 4%, 6/01/2038	1,000,000	973,847
		$8,031,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 4.6%
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	$20,000	$16,736
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	504,235
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2055	500,000	507,857
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Ochsner Clinic Foundation Project), “C”, 5%, 5/15/2055	500,000	497,652
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	500,343
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	922,589
		$2,949,412
Industrial Revenue - Environmental Services – 0.8%
Mississippi Business Finance Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 3/01/2027	$500,000	$503,316
Industrial Revenue - Other – 0.8%
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	$500,000	$453,506
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	100,000	72,959
		$526,465
Industrial Revenue - Paper – 0.8%
Warren County, MS, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$500,000	$504,007
Miscellaneous Revenue - Other – 0.8%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$210,000	$205,219
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	310,000	302,194
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,288
		$542,701
Multi-Family Housing Revenue – 2.8%
Mississippi Home Corp., Multi-Family Housing Rev. (Jackson Housing Portfolio Project), 4.55%, 4/01/2042	$750,000	$739,115
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	237,000	229,492
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	650,000	422,032
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	30,000	28,881
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	385,000	385,636
		$1,805,156
Sales & Excise Tax Revenue – 5.7%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$905,000	$345,830
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	70,000	61,962
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	825,420
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	869
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	20,000	19,170
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	71,000	65,275
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,310,000	1,231,568
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	162,000	152,008
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	71,000	66,621
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	234,000	213,238
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	7,000	5,974
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	346,000	269,954
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	330,000	234,568
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	150,000	47,497
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	115,000	111,263
		$3,651,217

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 13.0%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$250,000	$270,185
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4.8%, 12/01/2045	750,000	741,487
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 4.65%, 12/01/2054	1,750,000	1,684,203
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	743,165
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 3.95%, 12/01/2042	1,000,000	923,956
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2044	750,000	734,759
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.05%, 12/01/2047	1,000,000	874,614
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2048	1,000,000	962,775
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.8%, 12/01/2049	750,000	737,581
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 4.45%, 12/01/2044	750,000	717,796
		$8,390,521
State & Local Agencies – 6.4%
Hinds County, MS, Certificates of Participation (Lease Purchase Project), “A”, BAM, 4.625%, 9/01/2054 (n)	$500,000	$432,276
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	500,638
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,000,000	1,007,309
Mississippi Development Bank Special Obligation Refunding, Taxable (Desoto County Highway Project), 2.358%, 1/01/2026	590,000	584,842
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2048	750,000	815,213
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2053	750,000	806,164
		$4,146,442
Student Loan Revenue – 0.7%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,478
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	110,000	82,327
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	335,000	330,350
		$422,155
Tax - Other – 4.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$65,000	$63,988
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	150,000	155,126
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	350,000	359,506
State of Mississippi, Alcoholic Beverage Control Rev. (ABC Warehouse Construction Project), “A”, 4%, 10/01/2045	750,000	679,905
State of Mississippi, Alcoholic Beverage Control Rev. (ABC Warehouse Construction Project), “A”, 5%, 10/01/2049	1,000,000	1,016,443
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	545,000	380,367
		$2,655,335
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$265,000	$219,562
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	195,000	177,438
		$397,000
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$280,000	$215,485
Universities - Colleges – 14.0%
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$370,000	$291,210
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Project), BAM, 4%, 5/01/2044	500,000	437,827
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Project), BAM, 5%, 5/01/2049	750,000	757,684
Mississippi Development Bank Special Obligation (Northwest Mississippi Community College Improvement Project), 4%, 3/01/2050	435,000	370,069
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	557,207
Mississippi State University, Educational Building Corp. Rev. (New Residence Hall and Facilities Refinancing), 4%, 8/01/2049	750,000	651,727
Mississippi State University, Educational Building Corp. Rev. (New Residence Hall and Facilities Refinancing), 5%, 8/01/2053	750,000	761,671
University of Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	1,000,000	864,929
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2042	1,250,000	1,257,389

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	$1,000,000	$899,196
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,236,211
University of Mississippi, Educational Building Corp. Rev. (New Facilities Project), 4.5%, 10/01/2052	1,000,000	943,829
		$9,028,949
Utilities - Investor Owned – 0.5%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$300,488
Utilities - Municipal Owned – 1.0%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$180,000	$98,325
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,428
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	65,550
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	59,103
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	104,988
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,827
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	25,000	13,656
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	355,000	301,301
		$667,178
Utilities - Other – 2.5%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$460,000	$482,044
Southeast Alabama Energy Authority, Cooperative District Energy Supply Rev., “A”, 5%, 11/01/2035	210,000	216,960
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	560,000	604,396
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	265,000	278,134
		$1,581,534
Water & Sewer Utility Revenue – 9.9%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	$145,000	$143,786
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	118,541
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,000,401
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	762,862
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,105,000	993,156
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,308,066
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	1,000,000	1,058,163
		$6,384,975
Total Municipal Bonds		$62,661,449
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$164,899	$55,093
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$157,038	$96,578
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.35% (v)	1,086,297	$1,086,406

Other Assets, Less Liabilities – 0.8%		547,288
Net Assets – 100.0%		$64,446,814

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$1,086,406 and $62,813,120, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$1,330,316, representing 2.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$62,758,027	$—	$62,758,027
U.S. Corporate Bonds	—	55,093	—	55,093
Investment Companies	1,086,406	—	—	1,086,406
Total	$1,086,406	$62,813,120	$—	$63,899,526
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,038,250	$5,132,364	$5,084,089	$(179)	$60	$1,086,406

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,465	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
Mississippi	77.3%
Puerto Rico	5.0%
New York	2.7%
California	2.1%
Illinois	2.1%
Massachusetts	1.8%
Alabama	1.7%
Virginia	1.1%
Arkansas	0.8%
Texas	0.6%
Guam	0.5%
New Jersey	0.5%
Pennsylvania	0.5%
Tennessee	0.4%
New Hampshire	0.4%
Ohio	0.3%
Michigan	0.2%
Colorado	0.2%
Wisconsin	0.2%
Iowa	0.1%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.